Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Details of Revenue from Contracts with Customers Based on Service Contract and Timing of Satisfaction of Performance Obligations	Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2023	2022	2021
	(In millions of Korean won)
Service contract
Micro-transaction revenue
Online game	₩ 70,566	₩ 80,147	₩ 64,382
Mobile game	568,665	261,622	164,646
	639,231	341,769	229,028
Royalties and license fees
Online game	10,451	9,109	10,988
Mobile game	60,939	97,150	155,518
	71,390	106,259	166,506

Others	14,895	15,590	18,404
	725,516	463,618	413,938
Timing of satisfaction of performance obligations
At a point in time	119	25	8
Over time	725,397	463,593	413,930
	₩ 725,516	₩ 463,618	₩ 413,938

Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities	Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2023 and 2022 are as follows:

	2023	2022
	(In millions of Korean won)
Accounts receivable	₩ 71,213	₩ 77,257
Incremental costs of obtaining a contract (Prepaid expenses)	1,557	1,722
Contract liabilities (Deferred revenue)	19,875	18,574
Micro-transaction revenue	17,159	16,788
Royalties and license fees	2,426	101
Website and application development	290	1,685

Transaction Price Allocated to Unsatisfied Performance Obligation	Transaction price allocated to unsatisfied performance obligations as of December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Micro-transaction revenue
Online game	₩ 10,216	₩ 9,918	₩ 9,374
Mobile game	6,943	6,869	3,248
	17,159	16,787	12,622
Royalties and license fees
Online game	164	49	96
Mobile game	2,262	52	21
	2,426	101	117

Website and application development	290	1,686	840
Total	₩ 19,875	₩ 18,574	₩ 13,579

Details of Incremental Costs of Obtaining Contract Recognized as Assets	Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Incremental costs of obtaining a contract	₩	1,557	₩	1,722

Details of Amortization Costs Recognized as Cost of Revenues
Details of incremental costs of obtaining a contract recognized as cost of revenues as of December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Incremental costs of obtaining a contract recognized as cost of revenues	₩	1,722	₩	861	₩	1,277